Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of credit risk exposure [line items]
Total	£ 183,941	£ 136,089
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	101,327	70,172
Trade and other receivables
Disclosure of credit risk exposure [line items]
Total	£ 82,614	£ 65,917